Fair Value Measurements Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Notes, Fair Value Disclosure	$ 160,662
Carrying value of senior secured notes	210,000
Convertible Debt, Fair Value Disclosures	21,966
Carrying value of convertible notes	57,500	$ 57,500
Line of Credit Facility, Fair Value of Amount Outstanding	66,100
Carrying value of the line of credit	66,100	59,200
Letters of Credit Outstanding as Collateral Associated with Commodity Hedges	2,000
Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Notional Amount	3,080	7,486
Gain (Losses) as a result of changes in the fair value of the contracts	(852)	(288)	$ (2,141)
Derivative Asset, Fair Value, Gross Asset	$ 0	$ 0